Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Balance - January 1	3,511,922	13.55	3,730,580	14.09
Granted (i)	728,700	18.08	684,100	14.25
Exercised	(938,615)	13.47	(309,749)	13.56
Forfeited / Cancelled	(171,335)	15.95	(35,135)	13.48
Expired	(8,666)	13.50	(557,874)	18.02
Balance - December 31	3,122,006	14.50	3,511,922	13.55
Options exercisable - December 31	1,920,804	13.66	1,916,888	13.40

(i) Options were granted to officers, management and employees.

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

12.70 - 14.50	2,384,840	13.43	2.1	1,782,205	13.34
15.97 - 21.64	737,166	17.97	4.4	138,599	17.78
	3,122,006	14.50	2.7	1,920,804	13.66

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2023	2022
Dividend per share	1.5%	1.5%
Expected volatility	41%	41%
Risk-free interest rate	3.8%	2.6%
Expected life	47 months	47 months
Weighted average share price	$18.08	$14.25
Weighted average fair value of options granted	$5.88	$4.38

Disclosure of deferred and restricted share units [Table Text Block]
	2023		2022
	DSU (i)	RSU (ii)	DSU (i)	RSU (ii)

Balance - January 1	429,575	852,803	376,203	878,397
Granted	56,895	235,540	78,200	275,520
Reinvested dividends	5,545	10,836	6,018	13,483
Settled	(69,678)	(298,313)	(30,846)	(278,806)
Forfeited	(8,059)	(83,761)	-	(35,791)
Balance - December 31	414,278	717,105	429,575	852,803
Balance - Vested	365,098	-	350,822	-

(i) Unless otherwise decided by the Board of Directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each non-executive director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be settled at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2023 have a weighted average value of $21.16 per DSU ($14.71 per DSU in 2022).

(ii) The RSU vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures. The value of the payout is determined by multiplying the number of RSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period and is adjusted for the performance-based components, when applicable. On the settlement date, one common share is issued for each RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by Osisko to the tax authorities. The RSU granted in 2023 have a weighted average value of $17.87 per RSU ($14.26 per RSU in 2022).